Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INSTITUTIONAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000934699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011

Equity Index Fund (Prospectus Summary) | Equity Index Fund
Equity Index Fund May 1, 2011
Investment Objective.
The Fund seeks investment results that correspond to the investment performance of the
S&P 500® Index. See "Details about How Our Funds Invest" page 25.

Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equity Index Fund Equity Index Fund Class
Management Fees		0.13%
Other Expenses	[1]	0.71%
Total Annual Fund Operating Expenses		0.84%
Expense Reimbursement		(0.71%)
Net Expenses		0.13%
[1]	The Adviser contractually agreed beginning as of April 1, 2002 to limit the Fund's total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and other fees related to portfolio transactions) to its investment management fees.

Wire transfer charge for redemptions with proceeds less than  $5,000.00  $ 0 -  $50

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Equity Index Fund Equity Index Fund Class	13	271	476	1,083

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 11.89% of the average value of its portfolio.

Principal Investment Strategies.
The Fund invests primarily in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index.
The Fund also purchases futures contracts on the S&P 500® Index to invest available cash prior to the purchase of common stocks.

• Substantially all of the Fund's assets are invested in securities included in the S&P 500® Index.

• Securities in the S&P 500® Index generally are issued by companies with large market capitalizations and are included based on industry weightings and the issuers' leading positions in those industries.

Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies. Large cap companies are companies with capital greater than  $15.0 billion.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. Small capitalization companies are companies with capital up to
 $3.0 billion.

• Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value. Mid-cap companies are companies with capital in the range of  $3.0 billion to  $15.0 billion.

• Options and Futures risk: Securities held in the Fund may not be exactly the same as securities in the underlying options or futures contracts and as a result the price of the securities being hedged may not move in the same amount or direction as the underlying index, securities or debt obligation. When the
Fund purchases an option, it may lose the entire premium plus costs. When an option is exercised the Fund may be required to sell the security at a price below its market value.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. Returns would have been lower without expense reimbursements provided by the Adviser. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

Best and Worst Performing Quarters

               Quarter/Year          Total Return
Best      Second quarter 2009             15.80%
Worst     Fourth quarter 2008            (21.85)%

The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index.

Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Equity Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Equity Index Fund Class	Equity Index Fund Return before taxes	14.83%	2.20%	1.27%	1.01%	May 3, 1999
Equity Index Fund Class After Taxes on Distributions	Equity Index Fund Return after taxes on distributions	14.01%	1.43%	0.65%	0.38%	May 3, 1999
Equity Index Fund Class After Taxes on Distributions and Sales	Equity Index Fund Return after taxes on distributions and sales of shares	9.55%	1.51%	0.76%	0.52%	May 3, 1999
S&P 500® Index	S&P 500® Index	15.06%	2.29%	1.41%	2.04%	May 3, 1999

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Equity Index Fund (Prospectus Summary) | Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Equity Index Fund May 1, 2011
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond to the investment performance of the
S&P 500® Index. See "Details about How Our Funds Invest" page 25.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 11.89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.89%
Expense, Footnotes	rr_ExpenseFootnotesTextBlock
Wire transfer charge for redemptions with proceeds less than  $5,000.00  $ 0 -  $50

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index.
The Fund also purchases futures contracts on the S&P 500® Index to invest available cash prior to the purchase of common stocks.

• Substantially all of the Fund's assets are invested in securities included in the S&P 500® Index.

• Securities in the S&P 500® Index generally are issued by companies with large market capitalizations and are included based on industry weightings and the issuers' leading positions in those industries.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies. Large cap companies are companies with capital greater than  $15.0 billion.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. Small capitalization companies are companies with capital up to
 $3.0 billion.

• Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value. Mid-cap companies are companies with capital in the range of  $3.0 billion to  $15.0 billion.

• Options and Futures risk: Securities held in the Fund may not be exactly the same as securities in the underlying options or futures contracts and as a result the price of the securities being hedged may not move in the same amount or direction as the underlying index, securities or debt obligation. When the
Fund purchases an option, it may lose the entire premium plus costs. When an option is exercised the Fund may be required to sell the security at a price below its market value.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. Returns would have been lower without expense reimbursements provided by the Adviser. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-914-8716
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.institutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Performing Quarters

               Quarter/Year          Total Return
Best      Second quarter 2009             15.80%
Worst     Fourth quarter 2008            (21.85)%

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Equity Index Fund (Prospectus Summary) | Equity Index Fund | Equity Index Fund Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2002-04-01
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.85%)
Equity Index Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1999
Equity Index Fund | Equity Index Fund Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)
Net Expenses	rr_NetExpensesOverAssets	0.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	476
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,083
Annual Return 2001	rr_AnnualReturn2001	(12.13%)
Annual Return 2002	rr_AnnualReturn2002	(22.16%)
Annual Return 2003	rr_AnnualReturn2003	28.33%
Annual Return 2004	rr_AnnualReturn2004	10.68%
Annual Return 2005	rr_AnnualReturn2005	4.79%
Annual Return 2006	rr_AnnualReturn2006	15.61%
Annual Return 2007	rr_AnnualReturn2007	5.74%
Annual Return 2008	rr_AnnualReturn2008	(37.05%)
Annual Return 2009	rr_AnnualReturn2009	26.15%
Annual Return 2010	rr_AnnualReturn2010	14.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Equity Index Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1999
Equity Index Fund | Equity Index Fund Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Equity Index Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1999
Equity Index Fund | Equity Index Fund Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Equity Index Fund Return after taxes on distributions and sales of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1999

[1]	The Adviser contractually agreed beginning as of April 1, 2002 to limit the Fund's total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and other fees related to portfolio transactions) to its investment management fees.

All America Fund (Prospectus Summary) | All America Fund
All America Fund May 1, 2011
Investment Objective.
The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks. See "Details about How Our Funds Invest" page 26.

Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	All America Fund All America Fund Class
Management Fees	0.50%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.09%

Wire transfer charge for redemptions with proceeds less than  $5,000.00  $ 0 -  $50

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
All America Fund All America Fund Class	112	352	617	1,405

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 24.65% of the average value of its portfolio.

Principal Investment Strategies.
A portion of the Fund's assets is indexed and a portion is actively managed.

• At least 80% of the Fund's assets will be invested in securities of U.S.
companies.

• Approximately 60% of the Fund's assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The Fund also purchases futures contracts on the S&P 500® Index to invest cash prior to the purchase of common stocks.

• Approximately 40% of the Fund's assets are managed by the Adviser, with approximately 20% of the Fund's assets invested in large-cap stocks, approximately 10% invested in small- and mid-cap growth stocks and approximately
10% in small- and mid-cap value stocks.

Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

 • Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Options and Futures risk: Securities held in the Fund may not be exactly the same as securities in the underlying options or futures contracts and as a result the price of the securities being hedged may not move in the same amount or direction as the underlying index, securities or debt obligation. When the
Fund purchases an option, it may lose the entire premium plus costs. When an option is exercised the Fund may be required to sell the security at a price below its market value.

• Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

• Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

• Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies. Large cap companies are companies with capital greater than  $15.0 billion.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. Small capitalization companies are companies up to  $3.0 billion.

• Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value. Mid-cap companies are companies with capital in the range of  $3.0 billion to  $15.0 billion.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

Best and Worst Performing Quarters

              Quarter/Year         Total Return
Best      Third quarter 2009            16.83%
Worst     Fourth quarter 2008          (22.14)%

Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns All America Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
All America Fund Class	All America Fund Return before taxes	17.28%	2.72%	0.86%	5.49%	May 1, 1996
All America Fund Class After Taxes on Distributions	All America Fund Return after taxes on distributions	16.65%	1.83%	0.20%	4.05%	May 1, 1996
All America Fund Class After Taxes on Distributions and Sales	All America Fund Return after taxes on distributions and sales of shares	11.16%	1.94%	0.45%	4.20%	May 1, 1996
S&P 500® Index	S&P 500® Index	15.06%	2.29%	1.41%	6.44%	May 1, 1996

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
All America Fund (Prospectus Summary) | All America Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	All America Fund May 1, 2011
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks. See "Details about How Our Funds Invest" page 26.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 24.65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.65%
Expense, Footnotes	rr_ExpenseFootnotesTextBlock
Wire transfer charge for redemptions with proceeds less than  $5,000.00  $ 0 -  $50

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
A portion of the Fund's assets is indexed and a portion is actively managed.

• At least 80% of the Fund's assets will be invested in securities of U.S.
companies.

• Approximately 60% of the Fund's assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The Fund also purchases futures contracts on the S&P 500® Index to invest cash prior to the purchase of common stocks.

• Approximately 40% of the Fund's assets are managed by the Adviser, with approximately 20% of the Fund's assets invested in large-cap stocks, approximately 10% invested in small- and mid-cap growth stocks and approximately
10% in small- and mid-cap value stocks.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

 • Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Options and Futures risk: Securities held in the Fund may not be exactly the same as securities in the underlying options or futures contracts and as a result the price of the securities being hedged may not move in the same amount or direction as the underlying index, securities or debt obligation. When the
Fund purchases an option, it may lose the entire premium plus costs. When an option is exercised the Fund may be required to sell the security at a price below its market value.

• Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

• Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

• Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies. Large cap companies are companies with capital greater than  $15.0 billion.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. Small capitalization companies are companies up to  $3.0 billion.

• Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value. Mid-cap companies are companies with capital in the range of  $3.0 billion to  $15.0 billion.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-914-8716
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.institutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Performing Quarters

              Quarter/Year         Total Return
Best      Third quarter 2009            16.83%
Worst     Fourth quarter 2008          (22.14)%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
All America Fund (Prospectus Summary) | All America Fund | All America Fund Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.14%)
All America Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
All America Fund | All America Fund Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,405
Annual Return 2001	rr_AnnualReturn2001	(17.52%)
Annual Return 2002	rr_AnnualReturn2002	(22.32%)
Annual Return 2003	rr_AnnualReturn2003	32.58%
Annual Return 2004	rr_AnnualReturn2004	8.17%
Annual Return 2005	rr_AnnualReturn2005	3.75%
Annual Return 2006	rr_AnnualReturn2006	15.56%
Annual Return 2007	rr_AnnualReturn2007	4.62%
Annual Return 2008	rr_AnnualReturn2008	(35.72%)
Annual Return 2009	rr_AnnualReturn2009	25.45%
Annual Return 2010	rr_AnnualReturn2010	17.28%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	All America Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
All America Fund | All America Fund Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	All America Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
All America Fund | All America Fund Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	All America Fund Return after taxes on distributions and sales of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996

Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund
Small Cap Value Fund May 1, 2011
Investment Objective.
The Fund seeks capital appreciation.

Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small Cap Value Fund Small Cap Value Fund Class
Management Fees	0.85%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.38%

Wire transfer charge for redemptions with proceeds less than  $5,000.00  $ 0 -  $50

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Small Cap Value Fund Small Cap Value Fund Class	141	446	781	1,779

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 41.55% of the average value of its portfolio.

Principal Investment Strategies.
The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential.

• At least 80% of the Fund's total assets are invested in small-cap value stocks and at least 85% of the Fund's total assets will be invested in equity securities.

Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. Small capitalization companies are companies with capital up to
 $3.0 billion.

• Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value. Mid-cap companies are companies with capital in the range of  $3.0 billion to  $15.0 billion.

• Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.

The Small Cap Value Fund began operations May 1, 2007

Best and Worst Performing Quarters

              Quarter/Year         Total Return
Best      Third quarter 2009            21.70%
Worst     Fourth quarter 2008          (18.81)%

The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index.

Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Small Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Small Cap Value Fund Class	Small Cap Value Fund Return before taxes	25.89%			2.00%	May 1, 2007
Small Cap Value Fund Class After Taxes on Distributions	Small Cap Value Fund Return after taxes on distributions	25.63%			1.55%	May 1, 2007
Small Cap Value Fund Class After Taxes on Distributions and Sales	Small Cap Value Fund Return after taxes on distributions and sales of shares	16.81%			1.41%	May 1, 2007
Russell 2000 Value® Index	Russell 2000 Value® Index	24.50%			(1.70%)	May 1, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Small Cap Value Fund May 1, 2011
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 41.55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.55%
Expense, Footnotes	rr_ExpenseFootnotesTextBlock
Wire transfer charge for redemptions with proceeds less than  $5,000.00  $ 0 -  $50

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential.

• At least 80% of the Fund's total assets are invested in small-cap value stocks and at least 85% of the Fund's total assets will be invested in equity securities.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. Small capitalization companies are companies with capital up to
 $3.0 billion.

• Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value. Mid-cap companies are companies with capital in the range of  $3.0 billion to  $15.0 billion.

• Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-914-8716
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.institutionalfunds.com
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.

Bar Chart, Closing	rr_BarChartClosingTextBlock
The Small Cap Value Fund began operations May 1, 2007

Best and Worst Performing Quarters

              Quarter/Year         Total Return
Best      Third quarter 2009            21.70%
Worst     Fourth quarter 2008          (18.81)%

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund | Small Cap Value Fund Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.81%)
Small Cap Value Fund | Russell 2000 Value® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.70%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Small Cap Value Fund | Small Cap Value Fund Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	141
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	781
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Annual Return, Inception Date	rr_AnnualReturnInceptionDate	May 1, 2007
Annual Return 2008	rr_AnnualReturn2008	(27.13%)
Annual Return 2009	rr_AnnualReturn2009	29.52%
Annual Return 2010	rr_AnnualReturn2010	25.89%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small Cap Value Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Small Cap Value Fund | Small Cap Value Fund Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small Cap Value Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Small Cap Value Fund | Small Cap Value Fund Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small Cap Value Fund Return after taxes on distributions and sales of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007

Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund
Small Cap Growth Fund May 1, 2011
Investment Objective.
The Fund seeks capital appreciation.

Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small Cap Growth Fund Small Cap Growth Fund Class
Management Fees	0.85%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.38%

Wire transfer charge for redemptions with proceeds less than  $5,000.00  $ 0 -  $50

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Small Cap Growth Fund Small Cap Growth Fund Class	141	446	781	1,779

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 55.98% of the average value of its portfolio.

Principal Investment Strategies.
The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that the Adviser believes to possess above-average growth potential.

• At least 80% of the Fund's total assets are invested in small-cap growth stocks and at least 85% of the Fund's total assets will be invested in equity securities.

Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Liquidity risk: The Fund's investments in illiquid securities, investments that are difficult to purchase or sell, may reduce returns if the Fund is unable to sell at an advantageous time or price. Foreign securities, derivatives or securities with substantial market and/or credit risk and securities that trade over-the-counter tend to have the greatest exposure to liquidity risk.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. Small capitalization companies are companies with capital up to
 $3.0 billion.

• Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value. Mid-cap companies are companies with capital in the range of  $3.0 billion to  $15.0 billion.

• Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.

The Small Cap Growth Fund began operations May 1, 2007

Best and Worst Performing Quarters

              Quarter/Year         Total Return
Best      Third quarter 2009            20.36%
Worst     Fourth quarter 2008          (25.05)%

The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index.

Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Small Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Small Cap Growth Fund Class	Small Cap Growth Fund Return before taxes	31.44%			3.11%	May 1, 2007
Small Cap Growth Fund Class After Taxes on Distributions	Small Cap Growth Fund Return after taxes on distributions	31.44%			3.03%	May 1, 2007
Small Cap Growth Fund Class After Taxes on Distributions and Sales	Small Cap Growth Fund Return after taxes on distributions and sales of shares	20.44%			2.60%	May 1, 2007
Russell 2000 Growth® Index	Russell 2000 Growth® Index	29.09%			2.28%	May 1, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Small Cap Growth Fund May 1, 2011
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 55.98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.98%
Expense, Footnotes	rr_ExpenseFootnotesTextBlock
Wire transfer charge for redemptions with proceeds less than  $5,000.00  $ 0 -  $50

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that the Adviser believes to possess above-average growth potential.

• At least 80% of the Fund's total assets are invested in small-cap growth stocks and at least 85% of the Fund's total assets will be invested in equity securities.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Liquidity risk: The Fund's investments in illiquid securities, investments that are difficult to purchase or sell, may reduce returns if the Fund is unable to sell at an advantageous time or price. Foreign securities, derivatives or securities with substantial market and/or credit risk and securities that trade over-the-counter tend to have the greatest exposure to liquidity risk.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. Small capitalization companies are companies with capital up to
 $3.0 billion.

• Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value. Mid-cap companies are companies with capital in the range of  $3.0 billion to  $15.0 billion.

• Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.

The table below shows the average annual total returns of the Fund for the past one year and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-914-8716
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.institutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.

Bar Chart, Closing	rr_BarChartClosingTextBlock
The Small Cap Growth Fund began operations May 1, 2007

Best and Worst Performing Quarters

              Quarter/Year         Total Return
Best      Third quarter 2009            20.36%
Worst     Fourth quarter 2008          (25.05)%

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund | Small Cap Growth Fund Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.05%)
Small Cap Growth Fund | Russell 2000 Growth® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Small Cap Growth Fund | Small Cap Growth Fund Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	141
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	781
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Annual Return 2008	rr_AnnualReturn2008	(33.52%)
Annual Return 2009	rr_AnnualReturn2009	27.88%
Annual Return 2010	rr_AnnualReturn2010	31.44%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small Cap Growth Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Small Cap Growth Fund | Small Cap Growth Fund Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small Cap Growth Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Small Cap Growth Fund | Small Cap Growth Fund Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small Cap Growth Fund Return after taxes on distributions and sales of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007

Mid-Cap Equity Index Fund (Prospectus Summary) | Mid-Cap Equity Index Fund
Mid-Cap Equity Index Fund May 1, 2011
Investment Objective.
The Fund seeks investment results that correspond to the
investment performance of the S&P MidCap 400® Index. See "Details about How Our
Funds Invest" page 27.

Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Mid-Cap Equity Index Fund Mid-Cap Equity Index Fund Class
Management Fees		0.13%
Other Expenses	[1]	0.72%
Total Annual Fund Operating Expenses		0.85%
Expense Reimbursement		(0.72%)
Net Expenses		0.13%
[1]	The Adviser contractually agreed beginning as of April 1, 2002 to limit the Fund's total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and other fees related to portfolio transactions) to its investment management fees.

Wire transfer charge for redemptions with proceeds less than  $5,000.00  $ 0 -  $50

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Mid-Cap Equity Index Fund Mid-Cap Equity Index Fund Class	13	275	481	1,096

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the
Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 61.15% of the average value of its portfolio.

Principal Investment Strategies.
The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400®
Index to replicate, to the extent practicable, the weightings of such stocks in the
Index. The Fund also purchases futures contracts on the S&P MidCap 400® Index.

• Substantially all of the Fund's total assets are invested in securities included in the S&P MidCap 400® Index.

• Securities in the S&P MidCap 400® Index are generally issued by companies with mid-sized market capitalizations.

Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. Small capitalization companies are companies with capital up to
 $3.0 billion.

• Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value. Mid-cap companies are companies with capital in the range of  $3.0 billion to  $15.0 billion.

• Options and Futures risk: Securities held in the Fund may not be exactly the same as securities in the underlying options or futures contracts and as a result the price of the securities being hedged may not move in the same amount or direction as the underlying index, securities or debt obligation. When the
Fund purchases an option, it may lose the entire premium plus costs. When an option is exercised the Fund may be required to sell the security at a price below its market value.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.

The table below shows the average annual total returns of the Fund for the past one and five years, and since inception. Returns would have been lower without expense reimbursements provided by the Adviser. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.

The Mid-Cap Equity Index Fund began operations September 1, 2000

Best and Worst Performing Quarters

              Quarter/Year         Total Return
Best      Third quarter 2009            19.91%
Worst     Fourth quarter 2008          (25.52)%

The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index.

Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Mid-Cap Equity Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Mid-Cap Equity Index Fund Class	Mid-Cap Equity Index Fund Return before taxes	26.29%	5.60%	6.99%	6.18%	Sep 1, 2000
Mid-Cap Equity Index Fund Class After Taxes on Distributions	Mid-Cap Equity Index Fund Return after taxes on distributions	23.78%	4.05%	5.89%	5.11%	Sep 1, 2000
Mid-Cap Equity Index Fund Class After Taxes on Distributions and Sales	Mid-Cap Equity Index Fund Return after taxes on distributions and sales of shares	18.96%	4.33%	5.74%	5.02%	Sep 1, 2000
S&P MidCap 400® Index	S&P MidCap 400® Index	26.64%	5.73%	7.16%	6.44%	Sep 1, 2000

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Mid-Cap Equity Index Fund (Prospectus Summary) | Mid-Cap Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Mid-Cap Equity Index Fund May 1, 2011
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond to the
investment performance of the S&P MidCap 400® Index. See "Details about How Our
Funds Invest" page 27.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the
Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 61.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.15%
Expense, Footnotes	rr_ExpenseFootnotesTextBlock
Wire transfer charge for redemptions with proceeds less than  $5,000.00  $ 0 -  $50

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400®
Index to replicate, to the extent practicable, the weightings of such stocks in the
Index. The Fund also purchases futures contracts on the S&P MidCap 400® Index.

• Substantially all of the Fund's total assets are invested in securities included in the S&P MidCap 400® Index.

• Securities in the S&P MidCap 400® Index are generally issued by companies with mid-sized market capitalizations.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. Small capitalization companies are companies with capital up to
 $3.0 billion.

• Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value. Mid-cap companies are companies with capital in the range of  $3.0 billion to  $15.0 billion.

• Options and Futures risk: Securities held in the Fund may not be exactly the same as securities in the underlying options or futures contracts and as a result the price of the securities being hedged may not move in the same amount or direction as the underlying index, securities or debt obligation. When the
Fund purchases an option, it may lose the entire premium plus costs. When an option is exercised the Fund may be required to sell the security at a price below its market value.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.

The table below shows the average annual total returns of the Fund for the past one and five years, and since inception. Returns would have been lower without expense reimbursements provided by the Adviser. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-914-8716
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.institutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for each of the full calendar years the Fund has been in operation.

Bar Chart, Closing	rr_BarChartClosingTextBlock
The Mid-Cap Equity Index Fund began operations September 1, 2000

Best and Worst Performing Quarters

              Quarter/Year         Total Return
Best      Third quarter 2009            19.91%
Worst     Fourth quarter 2008          (25.52)%

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Mid-Cap Equity Index Fund (Prospectus Summary) | Mid-Cap Equity Index Fund | Mid-Cap Equity Index Fund Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.52%)
Mid-Cap Equity Index Fund | S&P MidCap 400® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2000
Mid-Cap Equity Index Fund | Mid-Cap Equity Index Fund Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)
Net Expenses	rr_NetExpensesOverAssets	0.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	481
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Sep 1, 2000
Annual Return 2001	rr_AnnualReturn2001	(0.87%)
Annual Return 2002	rr_AnnualReturn2002	(14.59%)
Annual Return 2003	rr_AnnualReturn2003	35.19%
Annual Return 2004	rr_AnnualReturn2004	16.29%
Annual Return 2005	rr_AnnualReturn2005	12.47%
Annual Return 2006	rr_AnnualReturn2006	10.32%
Annual Return 2007	rr_AnnualReturn2007	7.80%
Annual Return 2008	rr_AnnualReturn2008	(36.19%)
Annual Return 2009	rr_AnnualReturn2009	37.01%
Annual Return 2010	rr_AnnualReturn2010	26.29%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Mid-Cap Equity Index Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2000
Mid-Cap Equity Index Fund | Mid-Cap Equity Index Fund Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Mid-Cap Equity Index Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2000
Mid-Cap Equity Index Fund | Mid-Cap Equity Index Fund Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Mid-Cap Equity Index Fund Return after taxes on distributions and sales of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2000

[1]	The Adviser contractually agreed beginning as of April 1, 2002 to limit the Fund's total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and other fees related to portfolio transactions) to its investment management fees.

Money Market Fund (Prospectus Summary) | Money Market Fund
Money Market Fund May 1, 2011
Investment Objective.
The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Money Market Fund Money Market Fund Class
Management Fees	0.20%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	0.84%

Wire transfer charge for redemptions with proceeds less than  $5,000.00   $ 0 -  $50

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Money Market Fund Money Market Fund Class	86	271	476	1,083

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies.
The Fund invests in money market instruments that meet certain requirements.

• The dollar weighted average maturity of the instruments the Fund holds will be short-term - 60 days or less.

• The Fund will purchase only securities that are rated in one of the two highest rating categories by at least two rating agencies, with most securities rated in the highest category.

• The Fund will diversify its investments, limiting holdings in the securities of any one issuer (except the U.S. Government or its agencies) to 5% of assets.

Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Money Market risk: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The actions of a few large investors may have a significant adverse effect on the share prices of all shares of the Fund. In addition, the Fund's returns can be adversely affected when yields on eligible investments are low.

Performance/Annual Return.
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

Best and Worst Performing Quarters

               Quarter/Year          Total Return
Best      Fourth quarter 2007              1.29%
Worst     Third quarter 2009               0.00%

The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index.

Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Money Market Fund Class	Money Market Fund	0.01%	2.49%	2.29%	3.11%	May 1, 1997
Citigroup 3 month Treasury Bill Index	Citigroup 3 month Treasury Bill Index	0.13%	2.30%	2.26%	3.03%	May 1, 1997

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Money Market Fund (Prospectus Summary) | Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Money Market Fund May 1, 2011
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense, Footnotes	rr_ExpenseFootnotesTextBlock
Wire transfer charge for redemptions with proceeds less than  $5,000.00   $ 0 -  $50

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in money market instruments that meet certain requirements.

• The dollar weighted average maturity of the instruments the Fund holds will be short-term - 60 days or less.

• The Fund will purchase only securities that are rated in one of the two highest rating categories by at least two rating agencies, with most securities rated in the highest category.

• The Fund will diversify its investments, limiting holdings in the securities of any one issuer (except the U.S. Government or its agencies) to 5% of assets.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Money Market risk: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The actions of a few large investors may have a significant adverse effect on the share prices of all shares of the Fund. In addition, the Fund's returns can be adversely affected when yields on eligible investments are low.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-914-8716
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.institutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Performing Quarters

               Quarter/Year          Total Return
Best      Fourth quarter 2007              1.29%
Worst     Third quarter 2009               0.00%

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market Fund | Citigroup 3 month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 3 month Treasury Bill Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Money Market Fund | Money Market Fund Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	476
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,083
Annual Return 2001	rr_AnnualReturn2001	3.82%
Annual Return 2002	rr_AnnualReturn2002	1.49%
Annual Return 2003	rr_AnnualReturn2003	0.94%
Annual Return 2004	rr_AnnualReturn2004	1.18%
Annual Return 2005	rr_AnnualReturn2005	3.06%
Annual Return 2006	rr_AnnualReturn2006	4.91%
Annual Return 2007	rr_AnnualReturn2007	5.12%
Annual Return 2008	rr_AnnualReturn2008	2.46%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Money Market Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997

Bond Fund (Prospectus Summary) | Bond Fund
Bond Fund May 1, 2011
Investment Objective.
The primary investment objective of the Fund is to provide a high level of current income.

The secondary objective is the preservation of shareholders' capital.

Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bond Fund Bond Fund Class
Management Fees	0.45%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.00%

Wire transfer charge for redemptions with proceeds less than  $5,000.00  $ 0 -  $50

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Bond Fund Bond Fund Class	102	323	566	1,289

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 21.48% of the average value of its portfolio.

Principal Investment Strategies.
The Fund invests primarily in publicly-traded, investment-grade debt securities.

• At least 80% of the Fund's assets are invested in investment grade bonds issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities.
Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.

• It is possible that certain corporate bonds in the Fund's portfolio can be below investment grade, commonly referred to as "junk bonds."

• The Adviser evaluates each security to be purchased and selects securities based in part on interest income anticipated to be generated.

• The Fund may invest in foreign securities.

Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Fixed Income risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease. During economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that investors may not be able to pay off the principal and interest when due. Non-investment grade debt obligations, known as "junk bonds", are affected by adverse economic conditions, have a high risk of default and are less liquid.

• Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise.

• Mortgage risk: The duration of mortgage-related securities tends to be inversely related to changes in interest rates. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security. Mortgage-backed securities issued by private corporations generally have more credit risk than securities issued by U.S.
Government agencies.

• Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to resell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund will lose value if it sells zero coupon securities prior to their maturity date. The longer the remaining term to maturity, the greater impact interest rate changes will have on the value of the security.

• Bond risk: The value of your investment will go up or down depending on movements in the bond markets. The Fund's investment results may differ from the results of a comparable bond market and from the results of other funds that invest in the same types of securities. The price of outstanding debt is inversely related to the interest rate. The more time until the security matures, the more impact interest rate changes will have on the price of the bond. Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively. Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.
Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances. The prices of debt securities may be subject to significant volatility. Foreign debt securities are subject to the risks of changes in currency or exchange rates, the economic or political trends in foreign countries and less liquidity and more price volatility than U.S.
securities.

• Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets.

Performance/Annual Return.
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

Best and Worst Performing Quarters

              Quarter/Year         Total Return
Best      Third quarter 2009             3.90%
Worst     Second quarter 2004           (2.65)%

The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index.

Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Bond Fund Class	Bond Fund Return before taxes	6.06%	5.92%	5.44%	5.35%	May 1, 1996
Bond Fund Class After Taxes on Distributions	Bond Fund Return after taxes on distributions	4.92%	4.40%	3.75%	3.38%	May 1, 1996
Bond Fund Class After Taxes on Distributions and Sales	Bond Fund Return after taxes on distributions and sales of shares	3.94%	4.17%	3.65%	3.36%	May 1, 1996
Barclay's Capital Aggregate Bond index	Barclay's Capital Aggregate Bond Index	6.54%	5.79%	5.83%	6.35%	May 1, 1996

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Bond Fund (Prospectus Summary) | Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Bond Fund May 1, 2011
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The primary investment objective of the Fund is to provide a high level of current income.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
The secondary objective is the preservation of shareholders' capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 21.48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.48%
Expense, Footnotes	rr_ExpenseFootnotesTextBlock
Wire transfer charge for redemptions with proceeds less than  $5,000.00  $ 0 -  $50

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in publicly-traded, investment-grade debt securities.

• At least 80% of the Fund's assets are invested in investment grade bonds issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities.
Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.

• It is possible that certain corporate bonds in the Fund's portfolio can be below investment grade, commonly referred to as "junk bonds."

• The Adviser evaluates each security to be purchased and selects securities based in part on interest income anticipated to be generated.

• The Fund may invest in foreign securities.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Fixed Income risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease. During economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that investors may not be able to pay off the principal and interest when due. Non-investment grade debt obligations, known as "junk bonds", are affected by adverse economic conditions, have a high risk of default and are less liquid.

• Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise.

• Mortgage risk: The duration of mortgage-related securities tends to be inversely related to changes in interest rates. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security. Mortgage-backed securities issued by private corporations generally have more credit risk than securities issued by U.S.
Government agencies.

• Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to resell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund will lose value if it sells zero coupon securities prior to their maturity date. The longer the remaining term to maturity, the greater impact interest rate changes will have on the value of the security.

• Bond risk: The value of your investment will go up or down depending on movements in the bond markets. The Fund's investment results may differ from the results of a comparable bond market and from the results of other funds that invest in the same types of securities. The price of outstanding debt is inversely related to the interest rate. The more time until the security matures, the more impact interest rate changes will have on the price of the bond. Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively. Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities.
Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances. The prices of debt securities may be subject to significant volatility. Foreign debt securities are subject to the risks of changes in currency or exchange rates, the economic or political trends in foreign countries and less liquidity and more price volatility than U.S.
securities.

• Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

The table below shows the average annual total returns of the Fund for the past one, five and ten years, and since inception. The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index. A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-914-8716
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.institutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance before and after taxes does not necessarily indicate how it will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the risks of investing in the Fund and the annual return of the Fund for the past ten years.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Performing Quarters

              Quarter/Year         Total Return
Best      Third quarter 2009             3.90%
Worst     Second quarter 2004           (2.65)%

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table indicates some of the risks of investing in the Fund by comparing the Fund's returns for those periods to those of a broad-based, unmanaged index.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Bond Fund (Prospectus Summary) | Bond Fund | Bond Fund Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.65%)
Bond Fund | Barclay's Capital Aggregate Bond index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclay's Capital Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Bond Fund | Bond Fund Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	566
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,289
Annual Return 2001	rr_AnnualReturn2001	7.76%
Annual Return 2002	rr_AnnualReturn2002	7.19%
Annual Return 2003	rr_AnnualReturn2003	4.45%
Annual Return 2004	rr_AnnualReturn2004	3.73%
Annual Return 2005	rr_AnnualReturn2005	1.80%
Annual Return 2006	rr_AnnualReturn2006	4.26%
Annual Return 2007	rr_AnnualReturn2007	6.67%
Annual Return 2008	rr_AnnualReturn2008	3.25%
Annual Return 2009	rr_AnnualReturn2009	9.46%
Annual Return 2010	rr_AnnualReturn2010	6.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bond Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Bond Fund | Bond Fund Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bond Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Bond Fund | Bond Fund Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bond Fund Return after taxes on distributions and sales of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996